Other financial assets and liabilities (Details 2) - USD ($) $ in Millions	6 Months Ended						12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Financial Assets And Liabilities
Remuneration date	October 1, 2025	April 1, 2025	October 1, 2024	April 1, 2024	October 2, 2023	April 3, 2023
Remuneration paid to the participative stockholders debentures	$ 111	$ 131	$ 94	$ 149	$ 106	$ 127	$ 242	$ 243	$ 233